Submission	Oct. 14, 2026
Submission [Line Items]
Central Index Key	0000070502
Registrant Name	NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORP /DC/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES